Expense Example, No Redemption - ClearBridge Variable Dividend Strategy Portfolio	May 01, 2021 USD ($)
Class II
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 103
Expense Example, No Redemption, 3 Years	321
Expense Example, No Redemption, 5 Years	557
Expense Example, No Redemption, 10 Years	1,234
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	423
Expense Example, No Redemption, 10 Years	$ 944